Significant Accounting Policies and Practices - Schedule of Relevant Assets Measured on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Significant Accounting Policies and Practices - Schedule of Relevant Assets Measured on Recurring Basis (Details) [Line Items]
Marketable securities	$ 4,545,009	$ 251,983
Total assets	4,545,009	251,983
Derivative liabilities	1,090,224	1,668,038
Total Liabilities	1,090,224	1,668,038
Quoted Prices in Active Markets for Identical Assets or Liabilities [Member]
Significant Accounting Policies and Practices - Schedule of Relevant Assets Measured on Recurring Basis (Details) [Line Items]
Marketable securities	4,545,009	251,983
Total assets	4,545,009	251,983
Derivative liabilities
Total Liabilities
Quoted Prices for Similar Assets or Liabilities in Active Markets [Member]
Significant Accounting Policies and Practices - Schedule of Relevant Assets Measured on Recurring Basis (Details) [Line Items]
Marketable securities		0
Total assets		0
Derivative liabilities		0
Total Liabilities		0
Significant Unobservable Inputs [Member]
Significant Accounting Policies and Practices - Schedule of Relevant Assets Measured on Recurring Basis (Details) [Line Items]
Marketable securities		0
Total assets		0
Derivative liabilities	1,090,224	1,668,038
Total Liabilities	$ 1,090,224	$ 1,668,038